Supplemental Balance Sheet Information	12 Months Ended
Sep. 30, 2011
Supplemental Balance Sheet Information [Abstract]
Supplemental Balance Sheet Information

Note 7 —	Supplemental Balance Sheet Information

	September 30, 2011	September 30, 2010
Receivables, net
Trade	$3.8	$58.4
Other	6.3	7.9
	10.1	66.3
Allowance for doubtful accounts	—	(0.3)
	$10.1	$66.0
Inventories
Raw materials and supplies	$17.2	$14.3
Finished products	49.4	56.1
	$66.6	$70.4
Accounts Payable
Trade	$19.6	$22.1
Other items	9.2	14.0
	$28.8	$36.1
Other Current Liabilities
Advertising and promotion	$9.4	$10.5
Accrued intercompany interest	6.6	6.6
Compensation	8.2	7.9
Miscellaneous accrued taxes	3.7	3.6
Deferred income	7.7	7.3
Other	1.9	2.2
	$37.5	$38.1